Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accrued liabilities

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Interest including interest rate swaps	50,714	48,047	44,887
Payroll and benefits	44,167	36,807	34,828
Audit, legal and other general expenses	16,383	24,831	14,158
Voyage and vessel expenses	31,107	19,829	25,475
Income and other tax payable	1,289	3,921	3,080
	143,660	133,435	122,428